Fair Value Measurements - Schedule of Valuation Assumptions (Details) - Level 3	Sep. 30, 2024 Decimal yr	Mar. 04, 2024 Decimal yr	Dec. 27, 2023 Decimal	Oct. 17, 2022 Decimal
Warrant Shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1,274,742	1,304,907
Aggregate Value Cap
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	11,250	11,250
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	2.98	15.49
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.01	0.01
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | yr	4.4	5
Estimated volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.05	0.95	0.151	0.045
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.036	0.042	0.056	0.043
Dividend Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0
Exchange closing price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			11.98	9.82
Contractual conversion price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			10	10